LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 10.7%
	CHEMICALS - 0.8%
18	Sherwin-Williams Company (The)	$ 5,963

	CONSTRUCTION MATERIALS - 0.7%
60	Owens Corning	5,090

	ELECTRICAL EQUIPMENT - 0.5%
69	Carrier Global Corporation	3,734

	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
42	Trex Company, Inc.(a)	5,576

	HOME & OFFICE PRODUCTS - 0.4%
12	Whirlpool Corporation	2,613

	HOME CONSTRUCTION - 2.9%
72	Lennar Corporation, Class B	6,176
93	Masco Corporation	6,129
54	PulteGroup, Inc.	2,702
102	Toll Brothers, Inc.	6,473
		21,480
	INTERNET MEDIA & SERVICES - 0.4%
57	Zillow Group, Inc., Class A(a)	3,084

	MACHINERY - 0.6%
24	Stanley Black & Decker, Inc.	4,195

	RETAIL - DISCRETIONARY - 3.6%
42	Floor & Decor Holdings, Inc., Class A(a)	5,414
21	Home Depot, Inc. (The)	8,413
36	Lowe's Companies, Inc.	8,806
18	Williams-Sonoma, Inc.	3,507
		26,140

	TOTAL COMMON STOCKS (Cost $77,777)	77,875

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.8%
	COMMODITY - 5.1%
834	abrdn Bloomberg All Commodity Strategy K-1 Free	$ 22,260
834	Graniteshares Gold Trust(a)	14,653
		36,913
	EQUITY - 23.7%
438	FlexShares STOXX Global Broad Infrastructure Index	24,292
207	iShares Emerging Markets Dividend ETF	7,702
117	iShares ESG MSCI EM Leaders ETF	6,877
162	iShares Global Materials ETF	14,078
201	iShares MSCI Global Min Vol Factor ETF	20,840
384	iShares MSCI USA Small-Cap Min Vol Factor ETF	14,250
174	ProShares S&P Technology Dividend Aristrocrats ETF	11,033
234	Vanguard Global ex-U.S. Real Estate ETF	12,914
84	Vanguard International Dividend Appreciation ETF	7,318
216	Vanguard International High Dividend Yield ETF	13,964
291	Vanguard Value ETF	40,275
		173,543
	FIXED INCOME - 59.9%
246	iShares 10-20 Year Treasury Bond ETF	37,099
1,170	iShares CMBS ETF	62,800
267	iShares ESG Aware USD Corporate Bond ETF	7,351
633	PGIM Ultra Short Bond ETF	31,378
594	Schwab US TIPS ETF	37,600
2,604	SPDR Portfolio High Yield Bond ETF	68,224
1,689	VanEck J. P. Morgan EM Local Currency Bond ETF	48,137
156	Vanguard Intermediate-Term Corporate Bond ETF	14,570
483	Vanguard Long-Term Corporate Bond ETF	51,802
972	Vanguard Short-Term Corporate Bond ETF	79,266
		438,227

LIFEGOAL HOME DOWN PAYMENT INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.8% (Continued)
	SPECIALTY - 0.1%
9	Grayscale Ethereum Trust(a)	$ 412

	TOTAL EXCHANGE-TRADED FUNDS (Cost $660,183)	649,095

	OPEN END FUNDS — 0.1%
	SPECIALTY - 0.1%
9	Grayscale Bitcoin Trust BTC(a)	416
	TOTAL OPEN END FUNDS (Cost $362)

	TOTAL INVESTMENTS - 99.6% (Cost $738,322)	$ 727,386
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	2,953
	NET ASSETS - 100.0%	$ 730,339

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL VACATION INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 4.5%
	AEROSPACE & DEFENSE - 0.4%
10	Boeing Company(a)	$ 1,979

	ENTERTAINMENT CONTENT - 0.6%
20	Walt Disney Company (The)(a)	2,898

	INTERNET MEDIA & SERVICES - 2.0%
22	Airbnb, Inc., CLASS A(a)	3,796
2	Booking Holdings, Inc.(a)	4,203
36	Uber Technologies, Inc.(a)	1,368
		9,367
	LEISURE FACILITIES & SERVICES - 1.1%
28	MGM Resorts International	1,108
18	Royal Caribbean Cruises Ltd.(a)	1,257
10	Starbucks Corporation	1,096
22	Wynn Resorts Ltd.(a)	1,783
		5,244
	TECHNOLOGY SERVICES - 0.4%
4	Mastercard, Inc., Class A	1,260
4	Square, Inc., Class A(a)	833
		2,093

	TOTAL COMMON STOCKS (Cost $23,850)	21,581

	EXCHANGE-TRADED FUNDS — 95.1%
	COMMODITY - 6.1%
742	abrdn Bloomberg All Commodity Strategy K-1 Free	19,804
556	Graniteshares Gold Trust(a)	9,769
		29,573
	EQUITY - 19.9%
168	FlexShares Global Quality Real Estate Index Fund	11,722
204	FlexShares STOXX Global Broad Infrastructure Index	11,314
18	iShares ESG MSCI EM Leaders ETF	1,058
94	iShares Global Materials ETF	8,169

LIFEGOAL VACATION INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.1% (Continued)
	EQUITY - 19.9% (Continued)
70	iShares MSCI Global Min Vol Factor ETF	$ 7,258
192	iShares MSCI USA Small-Cap Min Vol Factor ETF	7,125
90	JPMorgan Equity Premium Income ETF	5,451
78	ProShares S&P Technology Dividend Aristocrats ETF	4,946
80	Vanguard International Dividend Appreciation ETF	6,970
108	Vanguard International High Dividend Yield ETF	6,982
186	Vanguard Value ETF	25,741
		96,736
	FIXED INCOME - 69.0%
218	iShares 0-5 Year High Yield Corporate Bond ETF	9,793
164	iShares 10-20 Year Treasury Bond ETF	24,733
780	iShares CMBS ETF	41,866
124	iShares ESG Aware USD Corporate Bond ETF	3,414
1,222	PGIM Ultra Short Bond ETF	60,574
396	Schwab US TIPS ETF	25,067
866	SPDR Portfolio High Yield Bond ETF	22,689
1,206	VanEck J. P. Morgan EM Local Currency Bond ETF	34,371
104	Vanguard Intermediate-Term Corporate Bond ETF	9,714
230	Vanguard Long-Term Corporate Bond ETF	24,668
956	Vanguard Short-Term Corporate Bond ETF	77,961
		334,850
	SPECIALTY - 0.1%
6	Grayscale Ethereum Trust(a)	275

	TOTAL EXCHANGE-TRADED FUNDS (Cost $469,214)	461,434

LIFEGOAL VACATION INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
OPEN END FUNDS — 0.1%
SPECIALTY - 0.1%
6	Grayscale Bitcoin Trust BTC(a)	$ 277
TOTAL OPEN END FUNDS (Cost $227)

	TOTAL INVESTMENTS - 99.7% (Cost $493,291)	$ 483,292
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	1,476
	NET ASSETS - 100.0%	$ 484,768

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CHILDREN INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 5.4%
	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
44	Verizon Communications, Inc.	$ 2,212

	ENTERTAINMENT - 0.7%
10	Electronic Arts, Inc.	1,242
12	Walt Disney Company (The)(a)	1,739
		2,981
	FOOD & STAPLES RETAILING - 1.1%
26	Kroger Company (The)	1,080
32	Walmart, Inc.	4,500
		5,580
	HOUSEHOLD PRODUCTS - 0.3%
18	Colgate-Palmolive Company	1,350

	INTERNET & DIRECT MARKETING RETAIL - 1.5%
2	Amazon.com, Inc.(a)	7,014

	SOFTWARE - 0.3%
4	Microsoft Corporation	1,322

	SPECIALTY RETAIL - 0.4%
16	Dick's Sporting Goods, Inc.	1,881

	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
8	Apple, Inc.	1,323

	TEXTILES, APPAREL & LUXURY GOODS - 0.5%
14	NIKE, Inc., Class B	2,369

	TOTAL COMMON STOCKS (Cost $27,028)	26,032

LIFEGOAL CHILDREN INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	COMMODITY - 5.0%
556	abrdn Bloomberg All Commodity Strategy K-1 Free	$ 14,840
556	Graniteshares Gold Trust(a)	9,769
		24,609
	EQUITY - 29.1%
210	FlexShares Global Quality Real Estate Index Fund	14,652
292	FlexShares STOXX Global Broad Infrastructure Index	16,194
138	iShares Emerging Markets Dividend ETF	5,135
78	iShares ESG MSCI EM Leaders ETF	4,585
108	iShares Global Materials Index	9,385
166	iShares MSCI Global Min Vol Factor ETF	17,210
320	iShares MSCI USA Small-Cap Min Vol Factor ETF	11,875
184	JPMorgan Equity Premium Income ETF	11,145
116	ProShares S&P Technology Dividend Aristocrats ETF	7,356
106	Vanguard International Dividend Appreciation ETF	9,235
144	Vanguard International High Dividend Yield ETF	9,310
184	Vanguard Value ETF	25,466
		141,548
	FIXED INCOME – 60.0%
164	iShares 10-20 Year Treasury Bond ETF	24,733
870	iShares CMBS ETF	46,697
178	iShares ESG Aware USD Corporate Bond ETF	4,900
532	PGIM Ultra Short Bond ETF	26,371
396	Schwab U.S. Tips ETF	25,067
1,370	SPDR Portfolio High Yield Bond ETF	35,894
1,126	VanEck J.P. Morgan EM Local Currency Bond ETF	32,091
156	Vanguard Intermediate-Term Corporate Bond ETF	14,570
230	Vanguard Long-Term Corporate Bond ETF	24,668
700	Vanguard Short-Term Corporate Bond ETF	57,085
		292,076

LIFEGOAL CHILDREN INVESTMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2% (Continued)
	SPECIALTY - 0.1%
6	Grayscale Ethereum Trust(a)	$ 275

	TOTAL EXCHANGE-TRADED FUNDS (Cost $467,691)	458,508

	OPEN END FUNDS — 0.1%
	SPECIALTY - 0.1%
6	Grayscale Bitcoin Trust BTC(a)	277

	TOTAL OPEN END FUNDS (Cost $227)	277

	TOTAL INVESTMENTS - 99.7% (Cost $494,946)	$ 484,817
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	1,644
	NET ASSETS - 100.0%	$ 486,461

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 4.6%
	AEROSPACE & DEFENSE - 0.2%
9	Boeing Company(a)	$ 1,781

	ASSET MANAGEMENT - 0.4%
3	BlackRock, Inc.	2,714

	AUTOMOTIVE - 0.3%
114	Ford Motor Company	2,188

	BIOTECH & PHARMA - 0.4%
24	AbbVie, Inc.	2,767

	CABLE & SATELLITE - 0.2%
24	Comcast Corporation, Class A	1,200

	E-COMMERCE DISCRETIONARY - 1.3%
3	Amazon.com, Inc.(a)	10,521

	HOUSEHOLD PRODUCTS - 0.2%
18	Colgate-Palmolive Company	1,350

	INTERNET MEDIA & SERVICES - 1.1%
3	Alphabet, Inc., Class C(a)	8,547

	SOFTWARE - 0.2%
18	Oracle Corporation	1,633

	TECHNOLOGY HARDWARE - 0.2%
24	Cisco Systems, Inc.	1,316

	TRANSPORTATION & LOGISTICS - 0.1%
3	FedEx Corporation	691

	TOTAL COMMON STOCKS (Cost $34,886)	34,708

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.9%
	COMMODITY - 5.9%
1,113	abrdn Bloomberg All Commodity Strategy K-1 Free	$ 29,706
834	Graniteshares Gold Trust(a)	14,653
		44,359
	EQUITY - 20.5%
219	FlexShares Global Quality Real Estate Index Fund	15,280
351	FlexShares STOXX Global Broad Infrastructure Index	19,466
27	iShares ESG MSCI EM Leaders ETF	1,587
162	iShares Global Materials ETF	14,078
102	iShares MSCI Global Min Vol Factor ETF	10,575
384	iShares MSCI USA Small-Cap Min Vol Factor ETF	14,250
180	JPMorgan Equity Premium Income ETF	10,903
132	ProShares S&P Technology Dividend Aristocrats ETF	8,370
129	Vanguard International Dividend Appreciation ETF	11,238
174	Vanguard International High Dividend Yield ETF	11,249
261	Vanguard Value ETF	36,123
		153,119
	FIXED INCOME - 68.4%
408	iShares 0-5 Year High Yield Corporate Bond ETF	18,327
246	iShares 10-20 Year Treasury Bond ETF	37,099
1,170	iShares CMBS ETF	62,800
267	iShares ESG Aware USD Corporate Bond ETF	7,351
1,809	PGIM Ultra Short Bond ETF	89,673
594	Schwab US TIPS ETF	37,600
1,272	SPDR Portfolio High Yield Bond ETF	33,326
1,689	VanEck J. P. Morgan EM Local Currency Bond ETF	48,137
156	Vanguard Intermediate-Term Corporate Bond ETF	14,570
345	Vanguard Long-Term Corporate Bond ETF	37,001
1,539	Vanguard Short-Term Corporate Bond ETF	125,506
		511,390

LIFEGOAL CONSERVATIVE WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.9% (Continued)
	SPECIALTY - 0.1%
9	Grayscale Ethereum Trust(a)	$ 412

	TOTAL EXCHANGE-TRADED FUNDS (Cost $720,952)	709,280

	OPEN END FUNDS — 0.1%
	SPECIALTY - 0.1%
9	Grayscale Bitcoin Trust BTC(a)	416
	TOTAL OPEN END FUNDS (Cost $383)

	TOTAL INVESTMENTS - 99.6% (Cost $756,221)	$ 744,404
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	2,751
	NET ASSETS - 100.0%	$ 747,155

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 10.8%
	AEROSPACE & DEFENSE - 0.9%
66	Boeing Company(a)	$ 13,058

	ASSET MANAGEMENT - 0.7%
12	BlackRock, Inc.	10,855

	AUTOMOTIVE - 1.6%
1,152	Ford Motor Company	22,107

	E-COMMERCE DISCRETIONARY - 1.4%
6	Amazon.com, Inc.(a)	21,042

	INTERNET MEDIA & SERVICES - 1.2%
6	Alphabet, Inc., Class C(a)	17,094

	METALS & MINING - 0.9%
252	Newmont Corporation	13,840

	SOFTWARE - 3.2%
48	Microsoft Corporation	15,869
162	Oracle Corporation	14,700
54	salesforce.com, Inc.(a)	15,388
		45,957
	TECHNOLOGY SERVICES - 0.9%
30	S&P Global, Inc.	13,672

	TOTAL COMMON STOCKS (Cost $150,734)	157,625

	EXCHANGE-TRADED FUNDS — 88.8%
	COMMODITY - 6.1%
2,226	abrdn Bloomberg All Commodity Strategy K-1 Free	59,412
1,668	Graniteshares Gold Trust(a)	29,307
		88,719

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.8% (Continued)
	EQUITY - 59.7%
1,302	Dimensional Emerging Core Equity Market ETF	$ 34,672
1,236	Dimensional International Core Equity Market ETF	35,164
546	Emerging Markets Internet and Ecommerce ETF	25,214
420	FlexShares Global Quality Real Estate Index Fund	29,304
1,506	FlexShares STOXX Global Broad Infrastructure Index	83,523
1,494	iShares Core Dividend Growth ETF	78,226
468	iShares ESG MSCI EM Leaders ETF	27,508
648	iShares Global Materials ETF	56,311
1,590	iShares MSCI USA Small-Cap Multifactor ETF	87,386
1,920	JPMorgan Equity Premium Income ETF	116,295
1,212	JPMorgan US Quality Factor ETF	52,625
1,080	ProShares S&P Technology Dividend Aristocrats ETF	68,483
684	Vanguard FTSE All World ex-US Small-Cap ETF	90,103
498	Vanguard Global ex-U.S. Real Estate ETF	27,485
120	Vanguard Mid-Cap ETF	29,527
270	Vanguard Real Estate ETF	28,820
		870,646
	FIXED INCOME - 22.9%
492	iShares 10-20 Year Treasury Bond ETF	74,199
1,188	Schwab US TIPS ETF	75,200
3,378	VanEck J. P. Morgan EM Local Currency Bond ETF	96,273
828	Vanguard Long-Term Corporate Bond ETF	88,803
		334,475
	SPECIALTY - 0.1%
36	Grayscale Ethereum Trust(a)	1,648

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,325,477)	1,295,488

LIFEGOAL WEALTH BUILDER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
OPEN END FUNDS — 0.1%
SPECIALTY - 0.1%
36	Grayscale Bitcoin Trust BTC(a)	$ 1,664
TOTAL OPEN END FUNDS (Cost $1,425)

	TOTAL INVESTMENTS - 99.7% (Cost $1,477,636)	$ 1,454,777
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	3,764
	NET ASSETS - 100.0%	$ 1,458,541

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.